Income taxes (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets and liabilities
State and local net operating loss carryforwards	$ 59,874		$ 76,918	$ 90,157
Deferred rent	168,079		169,183	115,031
Lease incentives	34,914		36,868	38,842
Depreciation and amortization	44,089		66,413	(56,857)
Total long-term deferred tax assets	306,956		349,382	187,173
Valuation allowance				(111,375)
Total net deferred tax assets	306,956		349,382	75,798
Provision for income taxes
Current	112,662	180,229	301,932	193,751	199,140
Deferred	42,876	(161,192)	(176,755)	(43,556)	(78,280)
Change in valuation allowance			(111,375)	46,038
Income tax expense	155,538	19,037	13,802	196,233	120,860
Income tax reconciliation of the effective tax rate and the statutory rate
Income tax expense at federal statutory rate
State and local income taxes	155,538	19,037	125,177	150,195	120,860
Change in valuation allowance			(111,375)	46,038
Income tax expense	155,538	19,037	13,802	196,233	120,860
Net operating loss carryfowards	$ 1,923,000
Net operating loss carryfowards expiration date	Dec. 31, 2023
Valuation allowance equal to portion of deferred tax assets, percent				100.00%